Financial Instruments (Tables)	12 Months Ended
May 25, 2014
Fair Value Disclosures [Abstract]
Available-For-Sale Securities At Market Value
The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 25, 2014:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$18.3	$0.1	$—	$18.4

Scheduled Maturities Of Available-For-Sale Securities
Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 25, 2014, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$4.5	$4.5
1 to 3 years	8.4	8.5
3 to 5 years	5.4	5.4
Total	$18.3	$18.4